SCHEDULE OF IMPAIRMENT OF EQUITY INTEREST OF PHILECTRONICS (Details) - CNY (¥)	Sep. 30, 2025	Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Cost		¥ 1,425
Less: accumulated impairment		(1,425)
Equity method investment, net